SEGMENTED INFORMATION (Details - Balance Sheet) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	$ 25,774	$ 27,096
Total assets	30,090	30,904
Total liabilities	16,364	16,622
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	21,763	22,399
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	$ 3,509	$ 3,803